BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS

10. BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2011	2012
PRC
Short-term bank borrowings	$28,450	$13,839
Long-term debt	—	4,260

PRC subtotal	$28,450	$18,099

U.S.
Senior debt—borrowings under term note	1,857	1,646
Short-term bank borrowing	—	45,041

U.S. subtotal	$1,857	$46,687

Total	$30,307	$64,786

Maturity Analysis:
Short-term bank borrowings	$28,450	$58,880
Long-term debt, current portion	211	209

Sub-total, current portion	28,661	59,089
Long-term debt, non-current portion	1,646	5,697

Total	$30,307	$64,786

On January 28, 2010, the Company entered into a one-year revolving line of credit of $20.0 million. The interest rate for each drawdown was based on the London Interbank Offered Rate (“Libor”) for the corresponding period on the drawdown date plus 2.5%. The revolving line of credit facility requires the Company to meet certain ratios and to maintain the minimum tangible net worth, defined as total assets less goodwill, intangible assets and total liabilities, of $150 million. On January 24, 2011, the Company renewed the revolving line of credit for one more year. According to the renewal agreement, the Company paid a management fee at the rate of 20 basis points per annum for the undrawn amount under the facility. On December 30, 2011, the Company renewed the revolving line of credit for one additional year and increased the amount to $25.0 million. The interest rate on each loan for each interest period is the higher of (i) the aggregated applicable margin and Libor and (ii) the aggregated applicable margin and the bank’s cost of funds. As of December 31, 2012, the line of credit expired. The average interest rates for the borrowing under the facility were 2.94% and 3.21% for the years ended December 31, 2011 and 2012, respectively.

On January 5, 2011, WASH entered into a revolving loan facility agreement under which it could borrow up to $7.5 million denominated in U.S. dollars, to be solely used for operations. The interest rate for each drawdown is based on Libor rates prevailing as of the period of drawdown plus 2.5%, or a market rate mutually agreed upon. The bank reviews the extension of the revolving loan facility annually. On July 11, 2011, WASH entered into an amendment to increase the revolving loan facility to $12.5 million. As of December 31, 2012, the line of credit expired. The average interest rates for the borrowings under this facility were 3.87% and 4.06% for the years ended December 31, 2011 and 2012, respectively.

On September 10, 2012, WASH, WABIO and WAWH jointly entered into a one-year revolving line of credit of $15.0 million. The interest rate of each drawdown was based on Libor for the corresponding period on the drawdown date plus 3.0%. As of December 31, 2012, WASH, WABIO and WAWH had drawn down $7.8 million in total. The average interest rate for borrowings under this facility was 2.37% for the year ended December 31, 2012.

On September 12, 2012, WASH entered into a loan agreement of $4.3 million with the term of two years. The interest rate was based on three-month Libor plus 2.75% and is reset every 3 months based on the prevailing rate and is payable quarterly. As of December 31, 2012, WASH had drawn down all borrowings under the loan agreement. The average interest rate for the borrowings was 3.35% for the year ended December 31, 2012.

On February 13, 2003, AppTec entered into a term note with a principal amount of $3.8 million and a fixed interest rate of 4.0% payable in 180 consecutive monthly payments of principal and interest. As of December 31, 2012, the outstanding balance of the term note was $1.6 million.

On November 26, 2012, AppTec Holding entered into a one-year line of credit of $25.0 million. The interest rate is based on the one-month Eurodollar Rate plus 2.5% and is reset every month based on the prevailing rate. As of December 31, 2012, AppTec Holding had drawn down $25.0 million under this line of credit. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) and for interest coverage. In addition, the Company is required to maintain the minimum tangible net worth of $400 million and aggregate debt of the Company’s Chinese subsidiaries of less than $50 million. The Company was in compliance with the covenant as of December 31, 2012.

On November 30, 2012, AppTec Holding entered into a one-year promissory note of $20.0 million. The interest rate is based on the three-month Eurodollar Rate plus 2.5% and is reset every three months based on the prevailing rate. As of December 31, 2012, AppTec Holding had drawn down $20.0 million. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) and for interest coverage. In addition, the Company is required to maintain minimum tangible net worth of $400 million and aggregate debt of the Company’s Chinese subsidiaries of less than $50 million. The Company was in compliance with the covenant as of December 31, 2012.

The schedule of future payments of all borrowings as of December 31, 2012 is as follows:

Year	Total
2013	$59,089
2014	4,480
2015	231
2016	242
2017	255
Thereafter	489

Total	$64,786